Leases - Maturities of Operating and Finance Lease Liabilities (Details)	Dec. 31, 2022 USD ($)
Maturities of operating lease liabilities
2024	$ 697,675
2025	618,918
2026	635,180
2027	575,349
2028	592,572
2029	610,407
Thereafter	1,165,655
Total minimum lease payments	4,895,756
Less: imputed interest	(1,418,014)
Present value of operating lease liabilities	3,477,742
Maturities of finance lease liabilities
2024	769,621
2025	812,383
2026	715,782
2027	595,309
2028	615,269
2029	635,827
Thereafter	7,080,308
Total minimum lease payments	11,224,499
Less: imputed interest	(5,403,417)
Present value of lease liabilities	5,821,082
Maturities of lease liabilities
2024	1,467,296
2025	1,431,301
2026	1,350,962
2027	1,170,658
2028	1,207,841
2029	1,246,234
Thereafter	8,245,963
Total minimum lease payments	16,120,255
Less: imputed interest	(6,821,431)
Present value of lease liabilities	$ 9,298,824